Segmented information (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segmented information

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			9,087	12,066	2,811	—	23,964
Inter-segment			55	290	406	(751)	—
Total operating revenues			9,142	12,356	3,217	(751)	23,964
Operating costs		4	(5,300)	(6,942)	(2,367)	751	(13,858)
Segment profit (1)			3,842	5,414	850	—	10,106
Severance, acquisition and other costs		5					(114)
Depreciation and amortization	14,	16					(4,398)
Finance costs
Interest expense		6					(1,132)
Interest on post-employment benefit obligations		24					(63)
Other expense		7					(13)
Income taxes		8					(1,133)
Net earnings							3,253
Goodwill		19	3,048	4,673	2,946	—	10,667
Indefinite-life intangible assets		16	3,948	1,692	2,381	—	8,021
Capital expenditures			697	3,183	108	—	3,988

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			8,766	12,025	2,677	—	23,468
Inter-segment			52	242	444	(738)	—
Total operating revenues			8,818	12,267	3,121	(738)	23,468
Operating costs		4	(5,297)	(6,946)	(2,428)	738	(13,933)
Segment profit (1)			3,521	5,321	693	—	9,535
Severance, acquisition and other costs		5					(136)
Depreciation and amortization	14,	16					(4,014)
Finance costs
Interest expense		6					(1,000)
Interest on post-employment benefit obligations		24					(69)
Other expense		7					(348)
Income taxes		8					(995)
Net earnings							2,973
Goodwill		19	3,048	4,679	2,931	—	10,658
Indefinite-life intangible assets		16	3,948	1,692	2,467	—	8,107
Capital expenditures			664	3,193	114	—	3,971

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products
The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Services(1)
Wireless	6,427	6,269
Wireline data	7,684	7,466
Wireline voice	3,564	3,782
Media	2,811	2,677
Other wireline services	251	247
Total services	20,737	20,441
Products(2)
Wireless	2,660	2,497
Wireline data	519	466
Wireline equipment and other	48	64
Total products	3,227	3,027
Total operating revenues	23,964	23,468
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.